UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05684
                                                     ---------

                              ALPINE EQUITY TRUST
                              -------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                                   3RD FLOOR
                              MILWAUKEE, WI  53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                SAMUEL A. LIEBER
                       ALPINE MANAGEMENT & RESEARCH, LLC
                       2500 WESTCHESTER AVENUE, SUITE 215
                               PURCHASE, NY 10577
                               ------------------
                    (Name and address of agent for service)

                                 1-888-785-5578
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2004
                         ----------------

Date of reporting period: JULY 31, 2004
                          -------------

Item 1. Schedule of Investments.

ALPINE MUTUAL FUNDS
REALTY INCOME & GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 2004
                                  (UNAUDITED)

                                                                     MARKET
SHARES/PAR VALUE         SECURITY DESCRIPTION                         VALUE
----------------         --------------------                        ------

REAL ESTATE INVESTMENT TRUSTS -- 69.8%

Apartments -- 4.6%
     136,700   Apartment Investment & Management
                 Company - Class A                                $  4,370,299
     106,100   Archstone-Smith Trust                                 3,122,523
      75,100   Equity Residential                                    2,219,205
      70,000   Home Properties, Inc.                                 2,632,000
      88,700   Town & Country Trust                                  2,166,941
                                                                  ------------
                                                                    14,510,968
                                                                  ------------

Diversified -- 3.4%
     185,000   Vornado Realty Trust                                 10,746,650
                                                                  ------------

Healthcare -- 7.9%
     149,200   Health Care Property Investors, Inc.                  3,724,032
     192,800   Health Care REIT, Inc.                                6,221,656
     298,300   Nationwide Health Properties, Inc.                    5,697,530
     242,500   Senior Housing Properties Trust                       4,049,750
     104,800   Universal Health Realty Income Trust                  2,980,512
      75,100   Ventas, Inc.                                          1,916,552
                                                                  ------------
                                                                    24,590,032
                                                                  ------------

Lodging -- 9.4%
     849,900   FelCor Lodging Trust Inc. (a)<F1>                     9,688,860
     132,200   Hospitality Properties Trust                          5,272,136
     430,000   Host Marriott Corporation (a)<F1>                     5,568,500
     192,600   Innkeepers USA Trust                                  2,020,374
   1,156,300   MeriStar Hospitality Corporation (a)<F1>              6,706,540
                                                                  ------------
                                                                    29,256,410
                                                                  ------------

Mortgage/Finance -- 5.8%
      90,000   Annaly Mortgage Management Inc.                       1,485,000
     329,300   iStar Financial Inc.                                 12,513,400
      74,000   Novastar Financial, Inc.                              2,968,140
     151,572   Origen Financial, Inc.                                1,174,683
                                                                  ------------
                                                                    18,141,223
                                                                  ------------

Net Lease -- 2.4%
     210,400   Entertainment Properties Trust                        7,439,744
                                                                  ------------

Office-Industrial Buildings -- 14.8%
      85,400   Alexandria Real Estate Equities, Inc.                 5,131,686
      65,300   AMB Property Corporation                              2,294,642
     149,000   Arden Realty, Inc.                                    4,529,600
     140,800   Boston Properties, Inc.                               7,448,320
      68,500   CarrAmerica Realty Corporation                        2,088,565
      27,600   CRT Properties Inc                                      596,160
      68,000   Duke Realty Corporation                               2,091,680
     251,183   Equity Office Properties Trust                        6,518,199
      56,600   Mack-Cali Realty Corporation                          2,314,940
     127,300   Maguire Properties, Inc.                              3,150,675
      56,000   Prentiss Properties Trust                             1,918,560
     104,300   ProLogis                                              3,550,372
     162,900   Reckson Associates Realty Corporation                 4,513,959
                                                                  ------------
                                                                    46,147,358
                                                                  ------------

Retail Centers -- 21.5%
     103,100   CBL & Associates Properties, Inc.                     5,680,810
     111,400   Chelsea Property Group, Inc.                          7,254,368
     185,926   Developers Diversified Realty Corporation             6,671,025
     327,200   General Growth Properties, Inc.                       9,842,176
      91,100   Glimcher Realty Trust                                 1,973,226
      37,700   Heritage Property Investment Trust                    1,035,242
     119,100   Kimco Realty Corporation                              5,728,710
     159,200   The Macerich Company                                  7,625,680
     115,100   The Mills Corp.                                       5,248,560
      31,300   Pennsylvania Real Estate Investment Trust             1,091,431
      51,800   Ramco-Gershenson Properties Trust                     1,331,778
      75,000   The Rouse Company                                     3,660,000
     180,900   Simon Property Group, Inc.                            9,336,249
      34,200   Taubman Centers, Inc.                                   790,020
                                                                  ------------
                                                                    67,269,275
                                                                  ------------
               Total Real Estate Investment Trusts
                 (Cost $188,934,527)                               218,101,660
                                                                  ------------

COMMON STOCKS -- 9.4%

Homebuilders -- 4.0%
     128,700   Hovnanian Enterprises, Inc. - Class A (a)<F1>         3,993,561
      28,500   Lennar Corporation - Class A                          1,216,380
      25,000   The Ryland Group, Inc.                                1,935,500
      84,000   Standard Pacific Corp.                                3,898,440
      35,600   Toll Brothers, Inc. (a)<F1>                           1,414,744
                                                                  ------------
                                                                    12,458,625
                                                                  ------------

Lodging -- 5.4%
   1,163,400   La Quinta Corporation (a)<F1>                         8,911,644
     173,700   Starwood Hotels & Resorts Worldwide, Inc.             7,816,500
                                                                  ------------
                                                                    16,728,144
                                                                  ------------
               Total Common Stocks (Cost $23,238,951)               29,186,769
                                                                  ------------

PREFERRED STOCKS -- 7.5%

Apartments -- 1.3%
     107,400   Apartment Investment & Management Company,
                 Series T, 8.000%                                    2,622,708
      60,000   Apartment Investment & Management Company,
                 Series U, 7.750%                                    1,413,000
                                                                  ------------
                                                                     4,035,708
                                                                  ------------

Healthcare --- 0.3%
      35,400   OMEGA Healthcare Investors, Inc., Series D, 8.375%      888,186
                                                                  ------------

Lodging -- 2.0%
     134,000   FelCor Lodging Trust Inc., Series A, 1.950%           3,257,540
      73,000   La Quinta Corporation, Series A, 9.000%               1,854,200
      45,500   Winston Hotels, Inc., Series B, 8.000%                1,098,370
                                                                  ------------
                                                                     6,210,110
                                                                  ------------

Mortgage / Finance -- 0.4%
      14,600   Anthracite Capital, Inc., Series C, 9.375%              383,250
      36,700   Novastar Financial, Inc., Series C, 8.900%              921,170
                                                                  ------------
                                                                     1,304,420
                                                                  ------------

Office-Industrial Buildings -- 3.2%
      57,200   Crescent Real Estate Equities Company,
                 Series A, 6.750%                                    1,165,164
     364,500   Prime Group Realty Trust, Series B, 9.000%            8,875,575
                                                                  ------------
                                                                    10,040,739
                                                                  ------------

Shopping Malls -- 0.3%
      26,500   Glimcher Realty Trust, Series F, 8.750%                 689,265
      15,900   Glimcher Realty Trust, Series G, 8.125%                 391,935
                                                                  ------------
                                                                     1,081,200
                                                                  ------------
               Total Preferred Stocks (Cost $21,609,037)            23,560,363
                                                                  ------------

CONVERTIBLE BONDS -- 0.2%
     500,000   MeriStar Hospitality Corporation, 9.500%, 4/01/2010     591,250
                                                                  ------------

               Total Convertible Bonds (Cost $500,000)                 591,250
                                                                  ------------

SHORT-TERM INVESTMENTS -- 12.5%
 $ 6,522,163   Alpine Municipal Money Market Fund                   $6,522,163
       9,547   Cash Trust Series II                                      9,547
  18,572,000   Federal Home Loan Bank Discount Note,
                 0.630%, 8/02/2004                                  18,571,345
  14,000,000   Milestone Funds Treasury Obligations Portfolio       14,000,000
                                                                  ------------
               Total Short-Term Investments (Cost $39,103,055)      39,103,055
                                                                  ------------

               Total Investments (Cost $273,385,570) -- 99.4%      310,543,097
                                                                  ------------

               Other Assets less Liabilities -- 0.6%                 1,807,149
                                                                  ------------

               TOTAL NET ASSETS --100.0%                          $312,350,246
                                                                  ------------
                                                                  ------------

(a)<F1>  Represents non-income producing securities.

ALPINE MUTUAL FUNDS
U.S. REAL ESTATE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 2004
                                  (UNAUDITED)

                                                                     MARKET
SHARES/PAR VALUE         SECURITY DESCRIPTION                         VALUE
----------------         --------------------                        ------

REAL ESTATE INVESTMENT TRUSTS -- 25.0%

Lodging -- 4.8%
     100,000   FelCor Lodging Trust Inc. (a)<F2>                  $  1,140,000
   1,351,000   MeriStar Hospitality Corporation (a)<F2>              7,835,800
                                                                  ------------
                                                                     8,975,800
                                                                  ------------

Mortgage/Finance -- 8.8%
     411,900   Impac Mortgage Holdings, Inc.                         9,453,105
     131,100   Novastar Financial, Inc.                              5,258,421
     200,000   Origen Financial, Inc.                                1,550,000
                                                                  ------------
                                                                    16,261,526
                                                                  ------------

Office-Industrial Buildings -- 2.9%
     378,300   Prime Group Realty Trust (a)<F2>                      1,948,245
      60,000   Vornado Realty Trust                                  3,485,400
                                                                  ------------
                                                                     5,433,645
                                                                  ------------

Retail -- 8.5%
      51,000   Alexander's, Inc. (a)<F2>                             8,703,150
      13,300   General Growth Properties, Inc.                         400,064
     104,000   The Mills Corp.                                       4,742,400
     106,300   Price Legacy Corporation                              1,946,353
                                                                  ------------
                                                                    15,791,967
                                                                  ------------

               Total Real Estate Investment Trusts
                 (Cost $41,119,277)                                 46,462,938
                                                                  ------------

COMMON STOCKS -- 76.9%

Homebuilders -- 48.0%
      79,000   Brookfield Homes Corporation                          2,137,740
     200,000   D.R. Horton, Inc.                                     5,526,000
     295,000   Hovnanian Enterprises, Inc. - Class A (a)<F2>         9,153,850
      98,000   KB HOME                                               6,276,900
     114,900   Lennar Corporation - Class A                          4,903,932
      90,910   M.D.C. Holdings, Inc.                                 6,104,607
      54,600   Meritage Corporation (a)<F2>                          3,379,740
      16,000   Orleans Homebuilders, Inc. (a)<F2>                      265,600
      25,000   Palm Harbor Homes, Inc. (a)<F2>                         400,500
     181,800   Pulte Homes, Inc.                                     9,931,734
      96,000   The Ryland Group, Inc.                                7,432,320
     196,000   Standard Pacific Corp.                                9,096,360
     374,700   Technical Olympic USA, Inc.                           8,119,749
     237,000   Toll Brothers, Inc. (a)<F2>                           9,418,380
     330,800   WCI Communities, Inc. (a)<F2>                         7,122,124
                                                                  ------------
                                                                    89,269,536
                                                                  ------------

Lodging -- 24.0%
      59,400   Boca Resorts Inc. - Class A (a)<F2>                   1,158,300
     475,000   DiamondRock Hospitality Company
                 (Cost $4,750,000,
                 Acquired 6/29/2004) (a)<F2> r<F3>                   4,750,000
     316,062   Gaylord Entertainment Company (a)<F2>                 9,216,368
     584,700   Hilton Hotels Corporation                            10,425,201
   1,124,360   Interstate Hotels & Resorts, Inc. (a)<F2>             5,846,672
      37,100   John Q. Hammons Hotels, Inc. (a)<F2>                    370,629
   1,323,700   La Quinta Corporation (a)<F2>                        10,139,542
      73,200   Prime Hospitality Corp. (a)<F2>                         671,976
     105,300   Vail Resorts, Inc. (a)<F2>                            2,054,403
                                                                  ------------
                                                                    44,633,091
                                                                  ------------

Mortgage/Finance -- 0.4%
     118,000   Delta Financial Corporation                             788,240
                                                                  ------------

Real Estate Operating Companies -- 0.3%
      34,800   Wellsford Real Properties Inc. (a)<F2>                  515,040
                                                                  ------------

Recreational Centers -- 0.3%
      25,000   LIFE TIME FITNESS, Inc. (a)<F2>                         578,750
                                                                  ------------

Transportation & Real Estate -- 3.9%
      33,700   Alexander & Baldwin, Inc.                             1,108,056
     162,500   Florida East Coast Industries, Inc.                   6,040,125
                                                                  ------------
                                                                     7,148,181
                                                                  ------------
               Total Common Stocks (Cost $132,051,646)             142,932,838
                                                                  ------------

SHORT-TERM INVESTMENTS -- 0.0%

          $1   Alpine Municipal Money Market Fund                            1
                                                                  ------------

               Total Short-Term Investments (Cost $1)                        1
                                                                  ------------

               Total Investments (Cost $173,170,924) -- 101.9%     189,395,777
                                                                  ------------

               Liabilities in excess of other assets -- (1.9%)      (3,575,574)
                                                                  ------------

               TOTAL NET ASSETS -- 100.0%                         $185,820,203
                                                                  ------------

(a)<F2>  Represents non-income producing securities.
  r<F3>  Restricted security.

ALPINE MUTUAL FUNDS
International Real Estate Equity Fund

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JULY 31, 2004
                                  (UNAUDITED)

                                                                     MARKET
SHARES/PAR VALUE         SECURITY DESCRIPTION                         VALUE
----------------         --------------------                        ------

COMMON STOCKS --95.6%

ASIA -- 40.2%

Australia -- 3.3%
     250,000   Mirvac Group                                       $    796,592
     170,000   Westfield Group (a)<F4>                               1,803,623
                                                                  ------------
                                                                     2,600,215
                                                                  ------------

Hong Kong -- 11.8%
   3,200,000   The Hongkong and Shanghai Hotels, Limited             2,092,348
     675,000   Hysan Development Company Limited                     1,215,889
   9,024,000   Midland Realty Holdings Limited                       2,313,891
   1,222,000   Shangri-La Asia Limited                               1,143,689
   4,000,000   Sino Land Company Limited                             2,512,869
                                                                  ------------
                                                                     9,278,686
                                                                  ------------

Japan -- 5.5%
      96,000   Diamond City Co., Ltd.                                3,660,670
      80,000   The Sankei Building Co., Ltd.                           403,392
      50,410   Sekiwa Real Estate Kansai, Ltd.                         202,626
                                                                  ------------
                                                                     4,266,688
                                                                  ------------

Malaysia -- 1.8%
   1,000,000   Eastern and Oriental Berhad                             197,368
     200,000   Resorts World Berhad                                    476,316
     500,000   SP Setia Berhad                                         497,369
     500,000   Sunway City Berhad                                      235,526
                                                                  ------------
                                                                     1,406,579
                                                                  ------------

New Zealand --1.6%
   1,926,586   Kiwi Income Property Trust                            1,282,023
                                                                  ------------

Phillipines -- 0.6%
   2,000,000   Ayala Land, Inc.                                        200,072
  13,625,000   SM Development Corporation                              262,862
                                                                  ------------
                                                                       462,934
                                                                  ------------

Singapore -- 5.9%
   1,035,000   Ascendas Real Estate Investment Trust                   884,178
     695,000   City Developments Limited                             2,463,751
   1,350,000   Fortune Real Estate Investment Trust                  1,003,866
   1,197,000   Raffles Holdings Limited                                313,032
                                                                  ------------
                                                                     4,664,827
                                                                  ------------

Thailand -- 9.7%
  13,585,200   Amarin Plaza Public Company Limited                     808,799
   3,000,000   Amata Corporation Public Company Limited                784,124
   3,000,000   Asian Property Development Public Company Limited       284,608
   2,898,500   Central Pattana Public Company Limited                  659,388
     178,600   Dusit Thani Public Company Limited                      175,056
   1,200,000   Golden Land Property Development
                 Public Company Limited (a)<F4>                        235,237
   3,930,000   Lalin Property Public Company Limited                   661,024
   2,000,000   Land and Houses Public Company Limited                  469,506
   2,500,000   Major Cineplex Group Public Company Limited             853,098
   9,000,000   M.K. Real Estate Development Public Company Limited     522,749
   2,500,000   Noble Development Public Company Limited                411,423
  10,000,000   Quality Houses Public Company Limited                   283,156
   4,040,000   Saha Pathana Inter-Holding Public Company Limited     1,368,829
   1,950,000   Sammakorn Public Company Limited                        106,655
                                                                  ------------
                                                                     7,623,652
                                                                  ------------
               Total Common Stocks - Asia                           31,585,604
                                                                  ------------

EUROPE -- 43.4%

Finland -- 5.1%
   1,100,000   Citycon Oyj                                           2,635,448
     166,400   Sponda Oyj                                            1,402,361
                                                                  ------------
                                                                     4,037,809
                                                                  ------------

France -- 20.9%
      80,000   Accor SA                                              3,398,030
      66,000   Club Mediterranee SA (a)<F4>                          2,904,290
   1,710,000   Euro Disney S.C.A. (a)<F4>                              638,214
      30,000   Gecina                                                2,360,345
       2,405   Kaufman & Broad S.A.                                     94,828
      13,430   Pierre & Vacances                                     1,148,003
      15,772   Societe du Louvre                                     1,671,006
      33,000   Societe Immobiliere de Location
                 pour l'Industrie et le Commerce                     2,276,550
      18,426   Unibail                                               1,932,226
                                                                  ------------
                                                                    16,423,492
                                                                  ------------

Germany -- 1.0%
      64,400   IVG Immobilien AG                                       762,163
                                                                  ------------

Netherlands -- 2.1%
      20,000   Wereldhave N.V.                                       1,642,188
                                                                  ------------

Norway -- 0.4%
     133,000   Choice Hotels Scandinavia ASA (a)<F4>                   341,924
      72,281   Home Invest ASA (a)<F4>                                       -
                                                                  ------------
                                                                       341,924
                                                                  ------------

Spain -- 4.9%
     150,000   Fadesa Inmobiliaria SA (a)<F4>                        2,004,578
       2,245   Inmobiliaria Colonial, S.A.                              63,788
     163,892   Inmobiliaria Urbis SA                                 1,817,297
                                                                  ------------
                                                                     3,885,663
                                                                  ------------

Sweden -- 2.9%
     137,600   JM AB                                                 2,277,225
                                                                  ------------

United Kingdom -- 6.1%
     110,000   Derwent Valley Holdings plc                           1,750,258
     125,000   Millennium & Copthorne Hotels plc                       729,653
     280,000   Shaftesbury plc                                       1,398,933
     250,000   Unite Group plc                                         925,136
                                                                  ------------
                                                                     4,803,980
                                                                  ------------
               Total Common Stocks - Europe                         34,174,444
                                                                  ------------

NORTH & SOUTH AMERICA -- 12.0%

Argentina -- 0.2%
           8   IRSA Inversiones y Representaciones S.A. (a)<F4>              5
      28,121   IRSA Inversiones y
                 Representaciones S.A.  - GDR (a)<F4>                  188,411
                                                                  ------------
                                                                       188,416
                                                                  ------------

Canada --3.6%
     150,100   ClubLink Corporation                                    941,937
      35,000   Dundee Real Estate Investment Trust                     626,787
     842,000   Killam Properties (a)<F4>                             1,267,118
                                                                  ------------
                                                                     2,835,842
                                                                  ------------

Mexico --1.4%
      60,000   Desarrolladora Homex S.A. de C.V. (a)<F4>             1,067,400
                                                                  ------------

United States --6.8%
      12,000   Alexander's, Inc. (a)<F4>                             2,047,800
      14,000   Hovnanian Enterprises, Inc. - Class A (a)<F4>           434,420
         600   La Quinta Corporation (a)<F4>                             4,596
       5,000   M.D.C. Holdings, Inc.                                   335,750
      68,900   MeriStar Hospitality Corporation (a)<F4>                399,620
      22,000   Prime Group Realty Trust (a)<F4>                        113,300
      19,300   Pulte Homes, Inc.                                     1,054,359
       6,000   The Ryland Group, Inc.                                  464,520
      10,000   Standard Pacific Corp.                                  464,100
                                                                  ------------
                                                                     5,318,465
                                                                  ------------
               Total Common Stocks - North and South America         9,410,118
                                                                  ------------

               Total Common Stocks (Cost $58,604,332)               75,170,166
                                                                  ------------

WARRANTS -- 0.8%
     300,000   City Developments Limited
               Expiration May 2006
               Exercise Price 2.5 SPD
               (Acquired 6/2001 - 5/2004, Cost $287,435)               620,660
     375,000   Major Cineplex Group Public Company Limited
               Expiration February 2007
               Exercise Price 13.00 TB
               (Acquired 4/2003 - 5/2003, Cost $0)                      31,220
                                                                  ------------
               Total Warrants (Cost $287,435)                          651,880
                                                                  ------------

SHORT-TERM INVESTMENTS -- 2.7%
 $     5,268   Cash Trust Series II                                      5,268
   2,109,000   Federal Home Loan Bank Discount Note,
                 1.263%, 8/02/2004                                   2,108,926
                                                                  ------------

               Total Short-Term Investments (Cost $2,114,194)        2,114,194
                                                                  ------------

               Total Investments (Cost $61,005,961) -- 99.1%        77,936,240
                                                                  ------------

               Other Assets less Liabilities -- 0.9%                   697,103
                                                                  ------------

               TOTAL NET ASSETS -- 100.0%                         $ 78,633,343
                                                                  ------------
                                                                  ------------

 (a)<F4>  Represents non-income producing securities.

     GDR - Global Depositary Receipt

     PLC - Public Limited Company

     SA - Societe Anonyme (French Corp.)

     SPD - Singapore Dollars

     TB - Thai Baht

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Alpine Equity Trust
                   -------------------

     By (Signature and Title) /s/ Samuel A. Lieber
                              ---------------------------
                              Samuel A. Lieber, President

     Date      09/27/04
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F5> /s/ Samuel A. Lieber
                                   ---------------------------
                                   Samuel A. Lieber, President

     Date      09/27/04
           ----------------

     By (Signature and Title)*<F5> /s/ Sheldon Flamm
                                   ------------------------
                                   Sheldon Flamm, Treasurer

     Date      09/27/04
           ----------------

*<F5> Print the name and title of each signing officer under his or her signature.